Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term debt [Abstract]
Long-term debt
2023 2022
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,374 $ 99,355
Series G - 4.19 % debentures due June 24, 2024 499,821 499,407
Series H - 2.95 % debentures due October 21, 2027 398,582 398,238
Term

loans
786,397 -
1,784,174 997,000
Less current portion (499,821) -
Total $ 1,284,353 $ 997,000
The table below represents currently scheduled maturities of long-term debt:
2024 2025 2026 2027 2028 Thereafter Total
$ 499,821 393,420 392,977 398,582 - 99,374 $ 1,784,174